ASSET UNDER DEVELOPMENT (Notes)	12 Months Ended
Dec. 31, 2014
Extractive Industries [Abstract]
ASSET UNDER DEVELOPMENT

19.	ASSET UNDER DEVELOPMENT

(in thousands of $)	2014
Purchase price installments	344,386
Interest costs capitalized	443
Other costs capitalized	376
345,205

In May 2014, we entered into agreements for the conversion of the Hilli to a FLNGV. The primary contract was entered into with Keppel Shipyard Limited ("Keppel"). Following our payment of the initial milestone installment, these agreements became fully effective on July 2, 2014. The Hilli was delivered to the Keppel shipyard in Singapore to undergo her conversion in September 2014. We expect the conversion will require 31 months to complete, followed by mobilization to a project for full commissioning.

Accordingly, the carrying value of the Hilli of $31.0 million, has been reclassified from "Vessels and equipment, net" to "Asset under development". The total estimated conversion and vessel and site commissioning cost for the Hilli, is approximately $1.2 billion. Interest costs capitalized in connection with the Hilli conversion for the years ended December 31, 2014 were $0.4 million.